FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 28, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the “Trust”)

Federated Municipal High Yield Advantage Fund

Federated Michigan Intermediate Municipal Trust

New York Municipal Income Fund

Ohio Municipal Income Fund

Pennsylvania Municipal Income Fund

1933 Act File No. 33-36729

1940 Act File No. 811-6165

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2014, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 65 on October 28, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-1484.

Very truly yours,

/s/ Timothy S. Johnson

Timothy S. Johnson

Assistant Secretary